Intangible Assets - Schedule of Indefinite and Finite Life Intangible Assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Cost [Member]
Schedule of Indefinite and Finite Life Intangible Assets [Line Items]
Total intangibles	$ 949,855	$ 1,184,099
Accumulated Amortization and Impairment [Member]
Schedule of Indefinite and Finite Life Intangible Assets [Line Items]
Total intangibles	(452,389)	(491,343)
Net Carrying Value [Member]
Schedule of Indefinite and Finite Life Intangible Assets [Line Items]
Total intangibles	497,466	692,756
Indefinite life intangibles [Member] | Cost [Member]
Schedule of Indefinite and Finite Life Intangible Assets [Line Items]
Total intangibles	719,297	709,689
Indefinite life intangibles [Member] | Accumulated Amortization and Impairment [Member]
Schedule of Indefinite and Finite Life Intangible Assets [Line Items]
Total intangibles	(258,877)	(66,880)
Indefinite life intangibles [Member] | Net Carrying Value [Member]
Schedule of Indefinite and Finite Life Intangible Assets [Line Items]
Total intangibles	460,420	642,809
Finite life intangibles [Member] | Cost [Member]
Schedule of Indefinite and Finite Life Intangible Assets [Line Items]
Total intangibles	230,558	474,410
Finite life intangibles [Member] | Accumulated Amortization and Impairment [Member]
Schedule of Indefinite and Finite Life Intangible Assets [Line Items]
Total intangibles	(193,512)	(424,463)
Finite life intangibles [Member] | Net Carrying Value [Member]
Schedule of Indefinite and Finite Life Intangible Assets [Line Items]
Total intangibles	$ 37,046	$ 49,947